Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	21.32%	20.07%	(10.19%)	12.04%	11.56%